Income (expense) from investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (expense) from investments
Dividends	€ 242	€ 227	€ 255
Net gain (loss) on disposals	77	562	430
Other net income (expense)	107	195	423
Other gain (loss) from investments	€ 426	€ 984	€ 1,108